SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Shareholders Equity
SHAREHOLDERS' EQUITY

The holders of Common Stock are entitled to receive, when and as declared by the Board of Directors, dividends payable either in cash, in property or in shares of Common Stock of the Company. Dividends have no cumulative rights and dividends will not accumulate if the Board of Directors does not declare such dividends.

On January 18, 2013, upon the filing of the Amendment to the Articles of Incorporation, the Company converted 1,544,565 shares of Series A Preferred issued to former True Drinks shareholders into 25,304,017 shares of the Company’s Common Stock. In February 2015, the Company filed a Certificate of Elimination with the State of Nevada to eliminate the Series A Preferred Stock.

In the three months ended March 31, 2015, the Company declared $66,872 in dividends on its Series B Preferred shares. The Company issued a total of 450,248 shares of Common Stock to pay $85,573 of cumulative unpaid dividends. As of March 31, 2015, there remained $81,377 in cumulative unpaid dividends.

As described in Note 1 above, under the heading “Recent Developments”, on February 20, 2015, the Company and certain Investors entered into a Purchase Agreements in connection with the Company’s Series C Offering, wherein the Investors agreed to purchase up to 43,000 shares of Series C Preferred for $100 per share in three separate closings. The Company issued an aggregate total of 18,000 shares of Series C Preferred on the Initial Investment Date, 15,000 shares on April 1, 2015 and anticipates issuing the remaining 10,000 shares on or before June 30, 2015. As additional consideration for participating in the Series C Offering, Investors were issued a total of 4,200,000 Series C Warrants, exercisable at $0.15 per share. Each Series C Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Series C Warrants issued, totaling $464,164, was recorded to derivative liabilities.

On March 27, 2015, the Company sold to an Investor 27,000 Additional Shares of Series C Preferred, for gross proceeds of $2.7 million. As additional consideration for the purchase of the Additional Shares, the Investor was issued a total of 6,300,000 Additional Warrant, on terms substantially similar to those issued in connection with the Series C Offering. Each Additional Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Additional Warrants issued, totaling $841,651, was recorded to derivative liabilities.

On March 27, 2015, holders of outstanding notes and accrued interest totaling $1,214,207 agreed to exchange all remaining principal and accrued interest of any such Notes into shares of Series C Preferred on substantially similar terms to those offered in the Series C Offering. As a result of the execution of the Exchange Agreements and the consummation of the Note Exchange, the Company issued to the Holders an aggregate total of 12,148 shares of Series C Preferred and Series C Warrants to purchase 2,834,536 shares of Common Stock for $0.15 per share. Each Series C Warrant issued in connection with the Note Exchange contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Series C Warrants issued in connection with the Note Exchange, totaling $378,681, was recorded to derivative liabilities.

During the quarter ended March 31, 2015, the Company issued 2,248,302 shares of Common Stock in connection with certain consulting agreements. The Company expensed the fair value of the Common Stock issued of $453,062 to consulting expense.

The holders of Common Stock are entitled to receive, when and as declared by the Board of Directors, dividends payable either in cash, in property or in shares of Common Stock of the Company. Dividends have no cumulative rights and dividends will not accumulate if the Board of Directors does not declare such dividends.

The holders of Series A Preferred were entitled to receive, when and as declared by the Board of Directors, dividends payable either in cash, in property or in shares of the Common Stock of the Company, in an amount equal to the aggregate amount of the dividend to which such shares of Series A Preferred would have been entitled had such share been converted into shares of Common Stock. The holders of Series A Preferred voted together with holders of Common Stock on an as-converted basis. On January 18, 2013, upon the filing of the Amendment to the Articles of Incorporation, the Company converted 1,544,565 shares of Series A Preferred issued to former True Drinks shareholders into 25,304,017 shares of the Company’s Common Stock. In February 2015, the Company filed a Certificate of Elimination with the State of Nevada to eliminate the Series A Preferred Stock.

Each share of Series B Preferred had a stated value of $4.00 per share (“Stated Value”) and accrued annual dividends equal to 5% of the Stated Value, payable by the Company in quarterly installments, in either cash or shares of Common Stock. Each share of Series B Preferred was convertible, at the option of the holder, into that number of shares of Common Stock equal to the Stated Value, divided by $0.25 per share (the “Conversion Shares”). The Company also has the option to require the conversion of the Series B Preferred into Conversion Shares in the event: (i) there were sufficient authorized shares of Common Stock reserved as Conversion Shares; (ii) the Conversion Shares were registered under the Securities Act of 1933, as amended (the “Securities Act”), or the Conversion Shares were freely tradable, without restriction, under Rule 144 of the Securities Act; (iii) the daily trading volume of the Company's Common Stock, multiplied with the closing price, equaled at least $250,000 for 20 consecutive trading days; and (iv) the average closing price of the Company's Common Stock was at least $0.62 per share for 10 consecutive trading days.

Between January and September 2013, the Company issued 268,800 shares of its Common Stock as offering costs relating to bridge loans made to the Company. Such loans have short-term maturities of approximately four months. The Company expensed the fair value of the Common Stock issued of $209,090 to interest expense during the year ended December 31, 2013.

In March 2013, the Company issued 38,250 shares of its Common Stock in connection with two consulting agreements. The Company expensed the fair value of the Common Stock issued of $38,250 to consulting expense during the year ended December 31, 2013.

Between April and May 2013, the Company issued a total of 860,821 shares of its Common Stock to holders of $860,818 in outstanding convertible notes payable, lenders fees and accrued interest upon receiving conversion notices on the underlying notes.

Between July and August 2013, the Company issued 76,364 shares of its Common Stock in connection with two consulting agreements. The Company expensed the fair value of the Common Stock issued of $84,000 to consulting expense during the year ended December 31, 2013.

In November 2013, the Company issued 1,495,000 shares of its Series B Preferred to certain accredited investors pursuant to subscription agreements in exchange for a total of $5,980,000 in cash, less cash fees of $496,854. The investors also received Warrants to purchase 6,976,667 shares of the Company’s Common Stock for $0.30 per share. The Company also issued 1,235,867 warrants to Merriman Capital, Inc. in connection with the investment. The total value of all such Warrants, $1,117,163, was recorded against Additional Paid In Capital.

In November 2013, the Company issued 264,423 shares of its Series B Preferred to holders of $975,434 in outstanding convertible notes payable, lenders fees and accrued interest upon receiving conversion notices on the underlying notes. In addition, investors received Warrants to purchase 1,138,070 shares of the Company’s Common Stock for $0.30 per share. The total value of these Warrants, $151,774, was recorded against Additional Paid In Capital. In addition, $64,970 of liability associated with a derivative on certain of the notes was recorded to Additional Paid In Capital.

In December 2013, the Company issued 17,500 shares of its Series B Preferred to certain directors on its Board of Directors in exchange for $70,000 in outstanding board fees. In addition, the directors also received Warrants to purchase 81,667 shares of the Company’s Common Stock for $0.30 per share.

Between January and February 2014, the Company issued 505,000 shares of its Series B Preferred to certain accredited investors pursuant to subscription agreements in exchange for total net proceeds of $1,857,413. The investors also received Warrants to purchase 2,356,667 shares of the Company’s Common Stock for $0.30 per share. The Company also issued 667,467 warrants to its capital advisors in connection with the investment. Each Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Warrants issued totaling $416,844, was recorded to derivative liabilities.

During 2014, holders of $818,926 in outstanding principal, lender’s fees and interest on certain convertible notes payable exchanged this total for 204,732 shares of Series B Preferred and Warrants to purchase 921,596 shares of Common Stock for $0.30 per share. Each Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Warrants issued totaling $199,567, was recorded to derivative liabilities.

During 2014, holders of 1,001,352 shares of the Series B Preferred Stock converted those shares into

16,021,632 shares of Common Stock.

In May and July 2014, the Company issued 69,138 and 9,289 shares of Common Stock, respectively, pursuant to a cashless exercise of a total of 179,633 outstanding warrants.

During 2014, holders of $818,926 in outstanding principal, lender’s fees and interest on certain convertible notes payable exchanged this total for 204,732 shares of Series B Preferred and Warrants to purchase 921,596 shares of Common Stock for $0.30 per share. The total value of all such Warrants, $199,567, was recorded against Additional Paid In Capital.

During 2014, the Company issued 1,751,270 shares of Common Stock and 5,692 shares of Preferred Stock in connection with various consulting agreements. The Company expensed the fair value of the Common Stock issued of $544,531 to consulting expense.

During 2014, the Company issued 2,004,002 shares of Common Stock in consideration for the settlement of lawsuits and related legal payments.

Between January and December 2014, the Company declared 434,096 in dividends on its Series B Preferred shares. The Company issued a total of 849,202 shares of Common Stock to pay $342,575 of these dividends. As of December 31, 2014, there remained $91,521 in cumulative unpaid dividends. These dividends were paid by issuing 449,720 shares in January 2015.